Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 162,948	$ 157,035	$ 174,499
Fair value	162,854	156,900
Financial liabilities, carrying value	18,902	17,964
Financial liabilities, at fair value	18,801	17,692
Invested assets	174,328	168,789	185,268
Investment properties (Note 5)	9,723	10,102	9,109
Other non-financial invested assets (Note 5)	1,657	1,652	$ 1,660
Derivative investments
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	1,311	2,351
Financial liabilities, at fair value	1,311	2,351
Other financial invested assets (CLOs)
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	3,247	2,816
Financial liabilities, at fair value	3,247	2,688
Measured at amortized cost | Investment contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	11,672	10,728
Financial liabilities, at fair value	11,672	10,728
Measured at amortized cost | Other financial liabilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	2,449	1,996
Financial liabilities, at fair value	2,348	1,852
FVTPL | Obligations for securities borrowing
Disclosure of fair value measurement of assets [line items]
Financial liabilities, carrying value	223	73
Financial liabilities, at fair value	223	73
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Carrying value	13,173	11,219
Fair value	13,173	11,219
Debt securities
Disclosure of fair value measurement of assets [line items]
Carrying value	75,493	75,902
Debt securities | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	61,180	59,357
Fair value	61,180	59,357
Debt securities | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	14,313	16,545
Fair value	14,313	16,545
Equity securities
Disclosure of fair value measurement of assets [line items]
Carrying value	7,138	7,148
Equity securities | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	7,070	7,148
Fair value	7,070	7,148
Equity securities | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	68	0
Fair value	68
Mortgages and loans | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	50,552	47,208
Fair value	50,552	47,208
Mortgages and loans | FVOCI
Disclosure of fair value measurement of assets [line items]
Carrying value	1,948	1,804
Fair value	1,948	1,804
Mortgages and loans | Amortized cost
Disclosure of fair value measurement of assets [line items]
Carrying value	2,100	2,241
Fair value	2,006	2,106
Mortgages and loans | Amortized cost | Level 2
Disclosure of fair value measurement of assets [line items]
Fair value	1,994	2,105
Mortgages and loans | Amortized cost | Level 3
Disclosure of fair value measurement of assets [line items]
Fair value	12	1
Derivative investments
Disclosure of fair value measurement of assets [line items]
Carrying value	2,183	2,095
Fair value	2,183	2,095
Other financial invested assets | FVTPL
Disclosure of fair value measurement of assets [line items]
Carrying value	6,883	6,538
Fair value	6,883	6,538
Other financial invested assets (CLOs)
Disclosure of fair value measurement of assets [line items]
Carrying value	3,478	2,880
Fair value	$ 3,478	$ 2,880